Waddell & Reed Advisors Funds

Supplement dated December 12, 2014 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 31, 2014

Effective January 1, 2015, the Prospectus is amended to reflect that the name of Waddell & Reed Advisors International Growth Fund has changed to Waddell & Reed Advisors Global Growth Fund.

In addition, effective January 1, 2015, the Prospectus is revised as follows:

The following is added as the last sentence to the first paragraph of the “Waddell & Reed Advisors International Growth Fund — Principal Investment Strategies” section on page 36:

Under normal circumstances, the Fund will allocate its assets among at least three different countries (one of which may be the United States).

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 37 for Waddell & Reed Advisors International Growth Fund is deleted and replaced with the following:

Indexes (as of December 31, 2013)	1 Year	5 Years	10 Years
MSCI World Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from MSCI EAFE Growth Index, effective January 2015. WRIMCO believes that the MSCI World Index is more reflective of the types of securities in which the Fund invests than the MSCI EAFE Growth Index.)	26.68%	15.02%	6.98%
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	22.55%	12.82%	6.97%
Lipper International Large-Cap Growth Funds Universe Average (net of fees and expenses)	17.94%	12.90%	7.57%